Note 4 - Segment and Revenue Information	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
Note 4.	Segment and Revenue Information

For management reporting purposes, Opera is organized into business units based on its main categories of products and services and has two reportable segments.

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Browser and News, which includes Opera’s PC and mobile browsers, gaming portals and game development tools, Opera News content recommendation products, and Opera’s audience extension allowing advertisers to take advantage of Opera’s advertising network on third party inventories. These products and services are to an extent integrated.

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Other, which includes licensing of Opera’s proprietary technology to third parties and provisions of related maintenance, support and hosting services, provision of professional services, and provision of customized browser configurations to mobile operators.

Opera’s chairman and chief executive officer, who has been identified as the chief operating decision maker, regularly reviews the operating results of the segments for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on contribution, which is calculated as revenue, less (i) technology and platform fees, (ii) content cost, (iii) cost of inventory sold, (iv) other cost of revenue (v) marketing and distribution expense, and (vi) credit loss expense.

The table below specifies the contribution from the Browser and News segment.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Revenue from contracts with customers:
Search	84,180	121,961	140,162
Advertising	71,292	123,870	187,405
Technology licensing and other revenue	-	2,182	789
Total revenue	155,472	248,013	328,356
Direct expenses:
Technology and platform fees	(3,315)	(3,899)	(4,103)
Content cost	(4,312)	(3,712)	(3,834)
Cost of inventory sold	-	(5,506)	(46,650)
Other cost of revenue	140	-	-
Marketing and distribution expenses	(47,042)	(120,385)	(114,522)
Credit loss expense	(568)	(557)	(1,436)
Total direct expenses	(55,097)	(134,059)	(170,545)
Contribution by segment	100,375	113,954	157,811

The table below specifies the contribution from the Other segment.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Revenue from contracts with customers:
Advertising	216	40	29
Technology licensing and other revenue	9,368	2,937	2,652
Total revenue	9,584	2,978	2,681
Direct expenses:
Technology and platform fees	-	(573)	(1)
Cost of inventory sold	(700)	(1)	-
Other cost of revenue	(3,925)	-	-
Marketing and distribution expenses	(818)	(559)	(466)
Credit loss expense	(1,281)	-	49
Total direct expenses	(6,724)	(1,132)	(418)
Contribution by segment	2,860	1,846	2,263

The table below reconciles the segment profit to profit before income taxes from continuing operations. It specifies the items of income and expenses that are managed and monitored on a group basis and thus not included in the measure of segment profit.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Contribution by segments	103,235	115,800	160,073
Other operating income	11,542	466	469
Personnel expenses, including share-based remuneration (1)	(59,977)	(74,450)	(74,588)
Credit loss expense related to divested joint venture	(10,476)	-	-
Depreciation and amortization	(20,234)	(19,600)	(13,939)
Impairment of non-financial assets	-	(5,624)	(3,194)
Other operating expenses (1)	(26,538)	(22,802)	(27,015)
Share of net income (loss) of equity-accounted investees	2,005	(29,376)	(6)
Impairment of equity-accounted investee	-	(115,477)	-
Fair value gain on investments	24,000	116,561	1,500
Finance income	13,633	123	21,454
Finance expenses	(516)	(6,912)	(39,729)
Foreign exchange gain (loss)	833	(1,814)	(1,157)
Profit (loss) before income taxes from continuing operations	37,507	(43,106)	23,870
(1)	Certain personnel and other operating expenses are included as part of "other cost of revenue" in the measure of segment profit. Accordingly, the amounts for personnel and other operating expenses in this reconciliation are not consistent with the equivalent amounts in the Statement of Operations.

Revenue

The table below presents the revenue by customer location.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
United States	86,226	144,570	172,288
Russia	15,239	16,156	20,288
Other locations	63,591	90,264	138,460
Total revenue	165,056	250,991	331,037

Revenue by country is based on where the customer has its primary geographical presence, which usually is where its parent company is incorporated, but which is not necessarily an indication of where revenue-generating activities occur because the end-users of Opera's products are located worldwide.

Opera has two customer groups that each has exceeded 10% of Opera's revenue in one or more of the periods presented.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Customer group 1	76,184	128,650	148,481
Customer group 2	16,281	18,494	29,418

Revenues from customer groups 1 and 2 include both search and advertising services.

Other Operating Income

The table below specifies the nature of other operating income.

	Year ended December 31,
[US$ thousands]	2020	2021	2022
Gain from disposal of subsidiaries	5,289	-	-
Gain from divestment of joint venture	2,063	-	-
Government granted VAT refund	4,030	-	-
Other items	160	466	469
Total other operating income	11,542	466	469